Acquisitions (Tables)	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition
The following amounts associated with the Martinez Crude Oil Marine Terminal and the Long Beach Assets, subsequent to each respective acquisition date, are included in the condensed combined consolidated statements of operations of TLLP (in thousands):

Nine Months Ended September 30, 2012
Martinez Crude Oil Marine Terminal:
Total operating revenues	$6,944
Net income attributable to the Partnership	3,105
Costs associated with the acquisition (a)	973
Long Beach Assets:
Total operating revenues	1,374
Net income attributable to the Partnership	1,059
Costs associated with the acquisition (a)	636
____________

(a)	Costs associated with the acquisitions are included in the general and administrative expenses of TLLP.

Business Acquisition, Financial Information
The following tables present our financial position, results of operations, the effect of including the results of the Martinez Crude Oil Marine Terminal, the Long Beach Assets and the Anacortes Rail Facility and the adjusted total amounts included in our supplemental condensed combined consolidated financial statements.

Condensed Combined Consolidated Balance Sheet as of September 30, 2012

	Tesoro Logistics LP	Anacortes Rail Facility (Predecessor)	September 30, 2012
	(Dollars in thousands)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$55,274	$—	$55,274
Receivables
Trade	297	—	297
Affiliate	13,676	—	13,676
Prepayments and other current assets	1,187	—	1,187
Total Current Assets	70,434	—	70,434
NET PROPERTY, PLANT AND EQUIPMENT	211,389	48,504	259,893
DEFERRED FINANCE COSTS	9,027	—	9,027
OTHER NONCURRENT ASSETS	440	—	440
Total Assets	$291,290	$48,504	$339,794

LIABILITIES AND EQUITY (DEFICIT)
CURRENT LIABILITIES
Accounts payable
Trade	$9,278	$5,148	$14,426
Affiliate	5,532	—	5,532
Deferred revenue - affiliate	2,034	—	2,034
Accrued liabilities	2,881	55	2,936
Total Current Liabilities	19,725	5,203	24,928
OTHER NONCURRENT LIABILITIES	46	—	46
DEBT	350,000	—	350,000
COMMITMENTS AND CONTINGENCIES (Note K)
EQUITY (DEFICIT)
Equity of Predecessors	—	43,301	43,301
Common unitholders	63,888	—	63,888
Subordinated unitholders	(140,707)	—	(140,707)
General partner	(1,662)	—	(1,662)
Total Equity (Deficit)	(78,481)	43,301	(35,180)
Total Liabilities and Equity (Deficit)	$291,290	$48,504	$339,794
Condensed Combined Consolidated Balance Sheet as of December 31, 2011

	Tesoro Logistics LP	Martinez Crude Oil Marine Terminal (Predecessor)	Long Beach Assets (Predecessor)	December 31, 2011
	(Dollars in thousands)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$18,326	$—	$—	$18,326
Receivables
Trade	542	—	2,827	3,369
Affiliate	11,312	—	805	12,117
Prepayments and other current assets	637	—	141	778
Total Current Assets	30,817	—	3,773	34,590
NET PROPERTY, PLANT AND EQUIPMENT	136,264	37,825	22,058	196,147
DEFERRED FINANCE COSTS	1,432	—	—	1,432
OTHER NONCURRENT ASSETS	1,640	—	—	1,640
Total Assets	$170,153	$37,825	$25,831	$233,809

LIABILITIES AND EQUITY
CURRENT LIABILITIES
Accounts payable
Trade	$5,727	$753	$263	$6,743
Affiliate	2,759	56	46	2,861
Deferred revenue - affiliate	1,775	—	—	1,775
Accrued liabilities	878	1,366	849	3,093
Total Current Liabilities	11,139	2,175	1,158	14,472
OTHER NONCURRENT LIABILITIES	44	2,621	—	2,665
DEBT	50,000	—	—	50,000
EQUITY
Equity of Predecessors	—	33,029	24,673	57,702
Common unitholders	250,430	—	—	250,430
Subordinated unitholders	(143,048)	—	—	(143,048)
General partner	1,588	—	—	1,588
Total Equity	108,970	33,029	24,673	166,672
Total Liabilities and Equity	$170,153	$37,825	$25,831	$233,809

Condensed Statement of Combined Consolidated Operations for the Nine Months Ended September 30, 2012

	Tesoro Logistics LP	Martinez Crude Oil Marine Terminal (Predecessor)	Long Beach Assets (Predecessor)	Anacortes Rail Facility (Predecessor)	Nine Months Ended September 30, 2012
REVENUES	(Dollars in thousands)
Affiliate	$98,052	$—	$—	$—	$98,052
Third-party	3,058	—	7,991	—	11,049
Total Revenues	101,110	—	7,991	—	109,101
COSTS AND EXPENSES
Operating and maintenance expenses	46,657	1,558	3,976	492	52,683
Imbalance settlement gains	(7,691)	—	—	—	(7,691)
Depreciation and amortization expenses	7,435	526	931	231	9,123
General and administrative expenses	11,117	97	328	16	11,558
Loss on asset disposals	13	236	8	—	257
Total Costs and Expenses	57,531	2,417	5,243	739	65,930
OPERATING INCOME (LOSS)	43,579	(2,417)	2,748	(739)	43,171
Interest and financing costs, net	(3,360)	—	—	—	(3,360)
NET INCOME (LOSS)	40,219	(2,417)	2,748	(739)	39,811
Less: Income (loss) attributable to Predecessors	—	(2,417)	2,748	(739)	(408)
Net income attributable to partners	$40,219	$—	$—	$—	$40,219

Condensed Statement of Combined Consolidated Operations for the Nine Months Ended September 30, 2011

	Tesoro Logistics LP	Martinez Crude Oil Marine Terminal (Predecessor)	Long Beach Assets (Predecessor)	Nine Months Ended September 30, 2011
REVENUES	(Dollars in thousands)
Affiliate	$50,583	$—	$—	$50,583
Third-party	2,580	—	4,717	7,297
Total Revenues	53,163	—	4,717	57,880
COSTS AND EXPENSES
Operating and maintenance expenses	29,724	4,554	4,358	38,636
Imbalance settlement gains	(5,493)	—	—	(5,493)
Depreciation and amortization expenses	6,054	1,530	865	8,449
General and administrative expenses	5,415	292	291	5,998
Loss on asset disposals	1	25	—	26
Total Costs and Expenses	35,701	6,401	5,514	47,616
OPERATING INCOME (LOSS)	17,462	(6,401)	(797)	10,264
Interest and financing costs, net	(1,062)	—	—	(1,062)
NET INCOME (LOSS)	16,400	(6,401)	(797)	9,202
Less: Loss attributable to Predecessors	(6,622)	(6,401)	(797)	(13,820)
Net income attributable to partners	$23,022	$—	$—	$23,022